JPMorgan Floating Rate Income Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P UBS LEVERAGED LOAN INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.94%	6.37%	5.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.95%)	3.62%	3.64%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.20%)	3.58%	3.46%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		1.55%	4.34%	4.13%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.43%)	1.60%	1.81%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.90%	2.14%	2.15%

[1]	Effective 7/1/25 the Fund’s Benchmark changed from Credit Suisse Leveraged Loan Index to UBS Leveraged Loan Index because the adviser believes that the S&P UBS Leveraged Loan Index is a more appropriate comparison of the Fund’s investment strategies.